Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax provision computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2014	2013
U.S. federal statutory rate	35.00%	35.00%
Warrant liability	(23.70)%	(155.10)%
State & local taxes	5.02%	6.40%
Tax on foreign operations	0.20%	2.00%
State research and development credits	0.55%	(3.10)%
Other	(3.10)%	6.50%
Valuation allowance	(13.97)%	108.30%
Effective tax rate	-	-

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets as of December 31, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets:
Net operating loss carry forwards	$27,935,165	$27,029,000
Research and development credits	1,118,389	1,096,000
Nonqualified stock option compensation expense	1,913,673	1,801,000
Other temporary book - tax differences	436,178	408,000
Total deferred tax assets	31,403,405	30,334,000
Valuation allowance for deferred tax assets	(31,403,405)	(30,334,000)
Net deferred tax assets	$-	$-